Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Cash flows from operating activities:
Net income (loss)	$ 181	$ (1,721)
Adjustments to reconcile net income (loss) to net cash from operating activities:
Goodwill impairment		947
Depreciation	201	234
Accretion of purchased loan discount	(33)	(97)
Amortization of discounts and premiums on investment securities, net	(20)	(25)
Amortization of deferred loan origination fees	(34)	(6)
Net gain on sale of loans	(201)	(14)
Net (gain) loss on real estate owned	3	(8)
Earnings on bank-owned life insurance	(86)	(84)
Provision for credit losses	39	24
Origination of loans held for sale	(7,595)	(892)
Proceeds from loans held for sale	7,029	796
Deferred income tax	(150)	(289)
Accrued income tax	63
Changes in:
Accrued interest receivable	(269)	(267)
Prepaid expenses and other assets	43	(208)
Accrued interest payable	773	106
Accounts payable and other liabilities	(30)	50
Net cash used in operating activities	(86)	(1,454)
Cash flows from investing activities:
Purchase of investments available for sale	(2,987)
Purchase of FHLB stock	(342)	(1,519)
Held to maturity	39	57
Available for sale	3,155	2,582
Proceeds from redemption of FHLB stock	592	1,912
Loans originated for investment, net of principal collected	5,808	(19,637)
Proceeds from sale of real estate owned	7	68
Additions to premises and equipment, net	(149)	(66)
Net cash provided (used) by investing activities	6,123	(16,603)
Cash flows from financing activities:
Net increase in deposits	21,424	29,830
Payments by borrowers for taxes and insurance, net	(40)	116
Proceeds from Federal Home Loan Bank advances	15,121	84,878
Repayments on Federal Home Loan Bank advances	(41,349)	(85,977)
Dividends paid on common stock		(670)
Net cash provided (used) by financing activities	(4,844)	28,177
Net increase in cash and cash equivalents	1,193	10,120
Beginning cash and cash equivalents	18,287	8,167
Ending cash and cash equivalents	19,480	18,287
Cash paid during the year for:
Income taxes	15	125
Interest on deposits and borrowings	10,896	9,177
Supplemental disclosure of noncash investing activities:
Transfers from loans to real estate acquired through foreclosure		$ 10